Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Schedule of Revenue

(in millions)	2019	2018
Electric and gas revenue
United States
ITC	$1,697	$1,539
UNS Energy	1,966	1,993
Central Hudson	894	963
Canada
FortisBC Energy	1,289	1,136
FortisAlberta	576	554
FortisBC Electric	362	354
Newfoundland Power	671	651
Maritime Electric	209	200
FortisOntario	206	197
Caribbean
Caribbean Utilities	270	253
FortisTCI	85	78
Total electric and gas revenue	8,225	7,918
Other services revenue (1)	374	408
Revenue from contracts with customers	8,599	8,326
Alternative revenue (2)	116	16
Other revenue	68	48
Total revenue	$8,783	$8,390

(1)	Includes $273 million and $234 million from regulated operations for 2019 and 2018, respectively

(2)	Includes a $91 million adjustment associated with the November 2019 FERC Order (Notes 2 and 9)